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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 49.0%
		Consumer Discretionary: 5.6%
13,500		Abercrombie & Fitch Co.	$831,060	0.2
36,797		Accor S.A.	979,832	0.2
29,780	@	Bed Bath & Beyond, Inc.	1,706,692	0.3
17,270		Cie Generale des Etablissements Michelin	1,032,880	0.2
13,770		Coach, Inc.	713,699	0.1
118,700		Comcast Corp. – Class A	2,480,830	0.5
33,650	@	DIRECTV	1,421,713	0.3
46,870		Foot Locker, Inc.	941,618	0.2
40,270		Harley-Davidson, Inc.	1,382,469	0.3
145,100		International Game Technology	2,108,303	0.4
27,060	@	Liberty Media Corp. - Liberty Starz	1,719,934	0.3
96,150		Macy’s, Inc.	2,530,668	0.5
18,100		McDonald’s Corp.	1,589,542	0.3
225,100		Nissan Motor Co., Ltd.	1,991,693	0.4
133,820	L	Regal Entertainment Group	1,571,047	0.3
18,970		Ross Stores, Inc.	1,492,749	0.3
28,700		Starbucks Corp.	1,070,223	0.2
12,650		Weight Watchers International, Inc.	736,862	0.1
59,144		WPP PLC	547,824	0.1
77,809		Wyndham Worldwide Corp.	2,218,335	0.4
			29,067,973	5.6
		Consumer Staples: 5.2%
103,200		Altria Group, Inc.	2,766,792	0.5
11,693		Carlsberg A/S	692,919	0.1
14,602		Carrefour S.A.	332,516	0.1
13,200		Coca-Cola Co.	891,792	0.2
145,960		Coca-Cola Enterprises, Inc.	3,631,485	0.7
40,300		General Mills, Inc.	1,550,341	0.3
17,460		Hershey Co.	1,034,330	0.2
184,973		J Sainsbury PLC	787,630	0.1
24,080		Lorillard, Inc.	2,665,656	0.5
16,201		Metro AG	687,709	0.1
7,176		Nutreco Holding NV	448,127	0.1
56,735		Procter & Gamble Co.	3,584,517	0.7
23,170	@	Ralcorp Holdings, Inc.	1,777,371	0.3
50,800		Seven & I Holdings Co., Ltd.	1,423,929	0.3
59,398		Unilever NV	1,880,142	0.4
35,400		Wal-Mart Stores, Inc.	1,837,260	0.4
17,812		Whole Foods Market, Inc.	1,163,302	0.2
			27,155,818	5.2
		Energy: 5.4%
42,400		Arch Coal, Inc.	618,192	0.1
25,000		BP PLC ADR	901,750	0.2
41,410	@	Cameron International Corp.	1,720,171	0.3
51,248		ENI S.p.A.	901,590	0.2
26,600		Ensco International PLC ADR	1,075,438	0.2
77,532		ExxonMobil Corp.	5,631,149	1.1
30,500		Halliburton Co.	930,860	0.2
246		Inpex Holdings, Inc.	1,510,710	0.3
44,030	@, L	McMoRan Exploration Co.	437,218	0.1
11,950		Murphy Oil Corp.	527,712	0.1
19,219		National Oilwell Varco, Inc.	984,397	0.2
72,500		Precision Drilling Corp.	601,025	0.1
52,680		Range Resources Corp.	3,079,673	0.6
37,400		Royal Dutch Shell PLC - Class A ADR	2,300,848	0.4
90,868		Royal Dutch Shell PLC - Class A	2,807,559	0.5
23,300		Schlumberger Ltd.	1,391,709	0.3
5,499		Technip S.A.	440,562	0.1
27,736		Total S.A.	1,223,693	0.2
19,990	@	Unit Corp.	738,031	0.1
9,560	@	Whiting Petroleum Corp.	335,365	0.1
			28,157,652	5.4
		Financials: 7.5%
66,700		Banco do Brasil S.A.	863,437	0.2
59,500		Blackstone Group LP	712,810	0.1
1,726,000		China Construction Bank	1,043,947	0.2
60,680		Citigroup, Inc.	1,554,622	0.3
18,543		Deutsche Bank AG	642,537	0.1
15,239		Deutsche Boerse AG	770,719	0.2
13,150		Digital Realty Trust, Inc.	725,354	0.1
189,970		Fifth Third Bancorp.	1,918,697	0.4
20,719		Hannover Rueckversicheru - Reg	936,736	0.2
140,718		HSBC Holdings PLC	1,077,805	0.2
7,450	@	IntercontinentalExchange, Inc.	881,037	0.2
11,370		Jones Lang LaSalle, Inc.	589,080	0.1
84,757		JPMorgan Chase & Co.	2,552,881	0.5
33,712		Lazard Ltd.	711,323	0.1
522,388		Legal & General Group PLC	780,201	0.2
20,560		Marsh & McLennan Cos., Inc.	545,662	0.1
47,728		National Australia Bank Ltd.	1,013,806	0.2
11,500		National Bank Of Canada	766,996	0.1
86,000		Oversea-Chinese Banking Corp.	530,035	0.1
31,700		Prudential Financial, Inc.	1,485,462	0.3
84,310		Prudential PLC	724,060	0.1
17,200		Reinsurance Group of America, Inc.	790,340	0.2
41,893		Sampo OYJ	1,052,244	0.2
47,294		Standard Chartered PLC	943,565	0.2
48,900		Sumitomo Mitsui Financial Group, Inc.	1,377,786	0.3
79,889		Swedbank AB	882,066	0.2
17,900		T. Rowe Price Group, Inc.	855,083	0.2
67,000		Tokio Marine Holdings, Inc.	1,697,981	0.3
18,000		Toronto Dominion Bank	1,281,248	0.2
29,900		Travelers Cos., Inc.	1,457,027	0.3
31,160		UDR, Inc.	689,882	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
100,800		United Overseas Bank Ltd.	$1,296,165	0.2
73,500		US Bancorp.	1,730,190	0.3
101,433		Wells Fargo & Co.	2,446,564	0.5
38,803		Westpac Banking Corp.	751,429	0.1
63,400		XL Group PLC	1,191,920	0.2
			39,270,697	7.5
		Health Care: 5.9%
32,300		Abbott Laboratories	1,651,822	0.3
15,320	@	Agilent Technologies, Inc.	478,750	0.1
66,120		Cardinal Health, Inc.	2,769,106	0.5
13,110		Cooper Cos., Inc.	1,037,656	0.2
26,100		Covidien PLC	1,151,010	0.2
31,300	@	Express Scripts, Inc.	1,160,291	0.2
80,894		GlaxoSmithKline PLC	1,669,260	0.3
26,050	@	Impax Laboratories, Inc.	466,555	0.1
58,500		Johnson & Johnson	3,727,035	0.7
17,220	@	Laboratory Corp. of America Holdings	1,361,241	0.3
15,150		Medicis Pharmaceutical Corp.	552,672	0.1
51,800	@	Mylan Laboratories	880,600	0.2
41,827		Novartis AG	2,336,527	0.5
4,980		Perrigo Co.	483,608	0.1
106,071		Pfizer, Inc.	1,875,335	0.4
25,394		Sanofi-Aventis	1,670,332	0.3
40,440		St. Jude Medical, Inc.	1,463,524	0.3
25,600		Takeda Pharmaceutical Co., Ltd.	1,214,164	0.2
59,300		Teva Pharmaceutical Industries Ltd. ADR	2,207,146	0.4
13,840	@	Waters Corp.	1,044,782	0.2
19,510	@	Watson Pharmaceuticals, Inc.	1,331,557	0.3
			30,532,973	5.9
		Industrials: 4.9%
13,290		Acuity Brands, Inc.	478,972	0.1
23,874		Alstom	786,372	0.1
29,800		Boeing Co.	1,803,198	0.3
23,700		Cooper Industries PLC	1,093,044	0.2
27,770	@	Corrections Corp. of America	630,101	0.1
45,450		Dover Corp.	2,117,970	0.4
21,570		Equifax, Inc.	663,062	0.1
37,257		European Aeronautic Defence and Space Co. NV	1,047,249	0.2
79,676		Fiat Industrial SpA	595,355	0.1
16,100		Fluor Corp.	749,455	0.1
12,620		Gardner Denver, Inc.	802,001	0.2
24,600		General Dynamics Corp.	1,399,494	0.3
39,000		General Electric Co.	594,360	0.1
58,000		JGC Corp.	1,418,348	0.3
55,500		Mitsubishi Corp.	1,129,960	0.2
13,028		Nordson Corp.	517,733	0.1
21,080		Pall Corp.	893,792	0.2
11,790		Regal-Beloit Corp.	535,030	0.1
14,170		Roper Industries, Inc.	976,455	0.2
17,735		Siemens AG	1,595,621	0.3
24,020	@	TransDigm Group, Inc.	1,961,713	0.4
25,600		Trinity Industries, Inc.	548,096	0.1
20,800		Union Pacific Corp.	1,698,736	0.3
14,590	@	Verisk Analytics, Inc.	507,294	0.1
13,700	@	WABCO Holdings, Inc.	518,682	0.1
22,720		Waste Connections, Inc.	768,390	0.2
			25,830,483	4.9
		Information Technology: 8.2%
59,000	@	Adobe Systems, Inc.	1,426,030	0.3
35,550		Analog Devices, Inc.	1,110,938	0.2
15,722	@	Apple, Inc.	5,992,912	1.1
22,300	@	Ariba, Inc.	617,933	0.1
28,180	@	BMC Software, Inc.	1,086,621	0.2
25,500		Broadcom Corp.	848,895	0.2
19,388		Capgemini S.A.	644,621	0.1
15,900		Check Point Software Technologies	838,884	0.2
19,610	@	Citrix Systems, Inc.	1,069,333	0.2
7,400	@	Google, Inc. - Class A	3,806,412	0.7
313,900		Hitachi Ltd.	1,558,220	0.3
161,600		Intel Corp.	3,446,928	0.7
30,280	@	Intuit, Inc.	1,436,483	0.3
102,980		Jabil Circuit, Inc.	1,832,014	0.4
20,570	@	Lam Research Corp.	781,249	0.1
134,010		Marvell Technology Group Ltd.	1,947,165	0.4
23,934	@	Micros Systems, Inc.	1,050,942	0.2
19,430	@	NetApp, Inc.	659,454	0.1
59,300		Omron Corp.	1,164,565	0.2
80,400		Oracle Corp.	2,310,696	0.4
49,300	@	QLogic Corp.	625,124	0.1
70,966		Qualcomm, Inc.	3,451,077	0.7
38,850	@	Riverbed Technolgoy, Inc.	775,446	0.1
23,638		SAP AG	1,202,752	0.2
27,900		Tokyo Electron Ltd.	1,265,538	0.3
74,660		Western Union Co.	1,141,551	0.2
28,600		Xilinx, Inc.	784,784	0.2
			42,876,567	8.2
		Materials: 2.6%
5,200		Agnico-Eagle Mines Ltd.	310,888	0.1
19,840		Albemarle Corp.	801,536	0.1
21,400		Allegheny Technologies, Inc.	791,586	0.1
19,330		ArcelorMittal	308,831	0.0
23,400		Barrick Gold Corp.	1,091,610	0.2
7,647		BASF AG	466,201	0.1
44,396		BHP Billiton PLC	1,185,996	0.2
9,490		Cliffs Natural Resources, Inc.	485,603	0.1
9,020		Ecolab, Inc.	440,988	0.1
38,000		EI Du Pont de Nemours & Co.	1,518,860	0.3
6,865		K+S AG	359,376	0.1
16,390		MMC Norilsk Nickel ADR	353,191	0.1
24,600		Monsanto Co.	1,476,984	0.3
29,260		Packaging Corp. of America	681,758	0.1
19,427		Rio Tinto PLC	861,554	0.2

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
22,130		Sigma-Aldrich Corp.	$1,367,413	0.3
66,379		Xstrata PLC	838,217	0.2
			13,340,592	2.6
		Telecommunication Services: 0.2%
27,230	@	SBA Communications Corp.	938,890	0.2
		Telecommunications: 1.9%
89,000		AT&T, Inc.	2,538,280	0.5
55,000		CenturyTel, Inc.	1,821,600	0.3
86,034		Deutsche Telekom AG	1,009,852	0.2
737		NTT DoCoMo, Inc.	1,342,850	0.3
312,000		Singapore Telecommunications Ltd.	752,086	0.1
963,027		Vodafone Group PLC	2,482,000	0.5
			9,946,668	1.9
		Utilities: 1.6%
35,200		DTE Energy Co.	1,725,504	0.3
40,475		E.ON AG	878,145	0.2
166,063		Enel S.p.A.	733,036	0.1
268,745		Energias de Portugal S.A.	827,729	0.1
41,700		Exelon Corp.	1,776,837	0.4
197,300		HongKong Electric Holdings	1,509,526	0.3
68,000		NV Energy, Inc.	1,000,280	0.2
			8,451,057	1.6
		Total Common Stock
		(Cost $281,976,606)	255,569,370	49.0
EXCHANGE-TRADED FUNDS: 4.3%
142,500		iShares MSCI Emerging Markets Index Fund	4,997,475	0.9
490,600		Vanguard Emerging Markets ETF	17,607,634	3.4
		Total Exchange-Traded Funds
		(Cost $28,015,422)	22,605,109	4.3
PREFERRED STOCK: 0.1%
		Financials: 0.1%
8,050	P	Citigroup Capital XII	202,055	0.1
4,500	P	Citigroup Capital XIII	118,845	0.0
		Total Preferred Stock
		(Cost $325,900)	320,900	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.5%
		Consumer Discretionary: 1.7%
228,000		AMC Entertainment, Inc., 8.750%, 06/01/19	225,150	0.0
140,000	#	AMC Networks, Inc., 7.750%, 07/15/21	144,200	0.0
100,000		Arcos Dorados BV, 7.500%, 10/01/19	105,750	0.0
494,000		AutoZone, Inc., 4.000%, 11/15/20	496,460	0.1
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	153,799	0.0
245,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	238,875	0.1
100,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	100,500	0.0
119,000		CVS Caremark Corp., 6.125%, 09/15/39	140,505	0.0
89,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	91,982	0.0
161,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	158,237	0.0
272,000		Gap, Inc./The, 5.950%, 04/12/21	256,638	0.1
145,000		Hanesbrands, Inc., 6.375%, 12/15/20	141,375	0.0
121,000		HJ Heinz Co., 3.125%, 09/12/21	120,906	0.0
797,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	899,498	0.2
217,000		Limited Brands, Inc., 8.500%, 06/15/19	246,295	0.1
338,000		McDonald’s Corp., 2.625%, 01/15/22	336,828	0.1
323,000		NBCUniversal Media LLC, 2.875%, 04/01/16	329,381	0.1
166,000		NBCUniversal Media LLC, 5.150%, 04/30/20	182,593	0.0
456,000		News America, Inc., 4.500%, 02/15/21	459,655	0.1
147,000		News America, Inc., 6.900%, 03/01/19	172,193	0.0
335,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	343,375	0.1
230,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	232,875	0.1
450,000	#	QVC, Inc., 7.500%, 10/01/19	481,500	0.1
139,000		Time Warner Cable, Inc., 5.875%, 11/15/40	143,291	0.0
102,000		Time Warner, Inc., 6.250%, 03/29/41	117,093	0.0
770,000		Time Warner, Inc., 7.700%, 05/01/32	981,889	0.2
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	115,928	0.0
145,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	142,100	0.0
220,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	233,750	0.1
195,000		Walt Disney Co/The, 1.350%, 08/16/16	192,655	0.0
355,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	373,637	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	$309,575	0.1
			8,668,488	1.7
		Consumer Staples: 0.6%
72,000		Altria Group, Inc., 4.750%, 05/05/21	74,727	0.0
345,000		Altria Group, Inc., 9.700%, 11/10/18	458,287	0.1
287,000		Coca-Cola Enterprises, Inc., 2.000%, 08/19/16	286,891	0.1
230,000		Constellation Brands, Inc., 7.250%, 05/15/17	242,650	0.0
459,000	#	JBS Finance II Ltd., 8.250%, 01/29/18	383,265	0.1
335,000		Kellogg Co., 4.000%, 12/15/20	360,226	0.1
116,000		Kraft Foods, Inc., 5.375%, 02/10/20	131,675	0.0
539,000		Lorillard Tobacco Co., 6.875%, 05/01/20	599,440	0.1
350,000		Smithfield Foods, Inc., 10.000%, 07/15/14	399,000	0.1
230,000		Tyson Foods, Inc., 6.850%, 04/01/16	251,275	0.0
			3,187,436	0.6
		Energy: 1.4%
327,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	367,571	0.1
135,000	#	Arch Coal, Inc., 7.250%, 06/15/21	130,612	0.0
370,000		Arch Coal, Inc., 8.750%, 08/01/16	394,050	0.1
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	321,018	0.1
38,000		Consol Energy, Inc., 8.000%, 04/01/17	39,900	0.0
421,000		Devon Energy Corp., 5.600%, 07/15/41	488,543	0.1
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	123,023	0.0
417,000		Enbridge Energy Partners, 9.875%, 03/01/19	554,196	0.1
102,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	101,228	0.0
195,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	201,338	0.0
210,000		Energy Transfer Partners, 9.700%, 03/15/19	260,602	0.1
240,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	228,587	0.0
240,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	225,636	0.0
39,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	44,411	0.0
600,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
700,000	±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
115,000		Kazatomprom, 6.250%, 05/20/15	117,013	0.0
80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	79,600	0.0
254,000	#	Marathon Petroleum Corp., 6.500%, 03/01/41	275,628	0.1
100,000	#	Nakilat, Inc., 6.067%, 12/31/33	108,750	0.0
221,000		Nexen, Inc., 7.500%, 07/30/39	260,255	0.1
244,000		Occidental Petroleum Corp., 1.750%, 02/15/17	242,659	0.1
493,000		Petroleos Mexicanos, 6.000%, 03/05/20	544,272	0.1
365,000		Pioneer Natural Resources Co., 7.500%, 01/15/20	412,014	0.1
140,000		Plains Exploration & Production Co., 7.625%, 04/01/20	144,550	0.0
162,000		Plains Exploration & Production Co., 8.625%, 10/15/19	174,960	0.0
243,000		Pride International, Inc., 7.875%, 08/15/40	312,925	0.1
200,000	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	182,000	0.0
190,000		Range Resources Corp., 5.750%, 06/01/21	198,075	0.0
509,000	#	Schlumberger Investment SA, 1.950%, 09/14/16	506,783	0.1
115,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	113,743	0.0
302,000		Weatherford International Ltd. Bermuda, 6.750%, 09/15/40	323,901	0.1
			7,477,843	1.4
		Financials: 3.6%
591,400		Aegon NV, 3.169%, 12/31/49	279,141	0.1
172,000		American Express Credit Corp., 2.750%, 09/15/15	173,101	0.0
211,000		American International Group, Inc., 5.850%, 01/16/18	209,787	0.0
96,000		American International Group, Inc., 6.400%, 12/15/20	98,101	0.0
205,000		American International Group, Inc., 8.175%, 05/15/58	181,681	0.0
94,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	105,765	0.0
550,000	#	Banco do Brasil SA, 5.875%, 01/26/22	529,375	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
BRL	1,322,000	#	Banco Votorantim SA, 6.250%, 05/16/16	$731,573	0.1
300,000			Bank of America Corp., 5.420%, 03/15/17	261,103	0.1
220,000			Bank of America Corp., 8.000%, 12/29/49	187,253	0.0
540,000			Bank of New York Mellon Corp./The, 3.550%, 09/23/21	540,265	0.1
272,000		#	Barclays Bank PLC, 5.926%, 09/29/49	202,640	0.0
97,000		#	Barclays Bank PLC, 6.050%, 12/04/17	89,213	0.0
667,000			Caterpillar Financial Services Corp., 2.050%, 08/01/16	672,873	0.1
1,604,000		#	Citigroup Funding, Inc., 11.000%, 07/27/20	1,442,862	0.3
399,000			Citigroup, Inc., 3.953%, 06/15/16	398,728	0.1
165,000			Citigroup, Inc., 5.000%, 09/15/14	162,004	0.0
162,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	175,479	0.0
322,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	388,266	0.1
306,000			Credit Suisse/Guernsey, 5.860%, 12/31/49	241,740	0.1
252,000			Discover Bank/Greenwood DE, 7.000%, 04/15/20	267,864	0.1
341,000			Discover Bank/Greenwood DE, 8.700%, 11/18/19	390,631	0.1
515,000			Fifth Third Bancorp., 8.250%, 03/01/38	619,261	0.1
200,000			First Horizon National Corp., 5.375%, 12/15/15	202,730	0.0
350,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	398,834	0.1
227,000			General Electric Capital Corp., 4.375%, 09/16/20	231,734	0.1
662,000			General Electric Capital Corp., 5.300%, 02/11/21	688,986	0.1
149,000			Genworth Financial, Inc., 7.625%, 09/24/21	128,784	0.0
213,000			Goldman Sachs Group, Inc., 5.375%, 03/15/20	212,150	0.1
360,000			Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	356,331	0.1
251,000			Goldman Sachs Group, Inc./The, 5.350%, 01/15/16	260,109	0.1
129,000			Hartford Financial Services Group, Inc., 5.500%, 03/30/20	126,147	0.0
127,000			Hartford Financial Services Group, Inc., 6.625%, 03/30/40	119,563	0.0
58,000			Health Care REIT, Inc., 6.500%, 03/15/41	55,322	0.0
532,000		#	HSBC Finance Corp., 6.676%, 01/15/21	524,430	0.1
112,000			HSBC USA, Inc., 5.000%, 09/27/20	106,292	0.0
310,000		#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	309,764	0.1
210,000		#	ILFC E-Capital Trust II, 6.250%, 12/21/65	156,450	0.0
181,000		#	International Lease Finance Corp., 7.125%, 09/01/18	182,584	0.0
497,000		L	JPMorgan Chase & Co., 4.350%, 08/15/21	503,985	0.1
111,000			JPMorgan Chase & Co., 4.400%, 07/22/20	112,662	0.0
152,000			JPMorgan Chase Bank NA, 5.875%, 06/13/16	161,012	0.0
200,000		#	Marfrig Holding Europe BV, 8.375%, 05/09/18	128,000	0.0
500,000			Merrill Lynch & Co., Inc., 6.050%, 05/16/16	450,669	0.1
1,238,000			Mexico Government International Bond, 5.125%, 01/15/20	1,346,325	0.3
33,000			Morgan Stanley, 4.100%, 01/26/15	31,504	0.0
144,000			Morgan Stanley, 5.500%, 07/28/21	133,815	0.0
312,000			Morgan Stanley, 5.750%, 01/25/21	287,946	0.1
78,000			Morgan Stanley, 7.300%, 05/13/19	80,587	0.0
261,000			Northern Trust Corp., 3.375%, 08/23/21	265,192	0.1
300,000			Owens, 7.375%, 05/15/16	313,500	0.1
402,000		#	Pacific Life Insurance Co., 9.250%, 06/15/39	542,623	0.1
232,000			PNC Funding Corp., 2.700%, 09/19/16	232,443	0.1
12,267		#	Power Receivable Finance, LLC, 6.290%, 01/01/12	12,280	0.0
494,000			Protective Life Corp., 8.450%, 10/15/39	573,474	0.1
402,000			Santander Holdings USA, Inc., 4.625%, 04/19/16	387,906	0.1
166,000			SLM Corp., 6.250%, 01/25/16	163,177	0.0
264,000			SLM Corp., 8.000%, 03/25/20	261,280	0.1
530,000		±, X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—
100,000		#	Vnesheconombank Via VEB Finance Ltd., 6.902%, 07/09/20	98,500	0.0
147,000		#	Voto-Votorantim Ltd., 6.750%, 04/05/21	146,265	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
123,000		Wells Fargo & Co., 3.676%, 06/15/16	$128,218	0.0
			18,770,279	3.6
		Health Care: 0.3%
100,000		DaVita, Inc., 6.625%, 11/01/20	96,500	0.0
140,000	#	Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	141,050	0.0
405,000		HCA, Inc., 7.250%, 09/15/20	411,075	0.1
245,000		Omnicare, Inc., 7.750%, 06/01/20	251,125	0.0
255,000		St. Jude Medical, Inc., 2.500%, 01/15/16	262,229	0.1
239,000		Stryker Corp., 2.000%, 09/30/16	240,607	0.0
252,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	89,000	0.0
281,000		WellPoint, Inc., 3.700%, 08/15/21	283,630	0.1
			1,775,216	0.3
		Industrials: 0.8%
255,000	#	Bombardier, Inc., 7.500%, 03/15/18	270,300	0.1
140,000	#	Bombardier, Inc., 7.750%, 03/15/20	149,800	0.0
245,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	250,395	0.1
220,000	#	Calpine Corp., 7.500%, 02/15/21	211,200	0.0
170,000		Case New Holland, Inc., 7.750%, 09/01/13	178,075	0.0
35,000		Celanese US Holdings LLC, 5.875%, 06/15/21	34,519	0.0
155,000		CF Industries, Inc., 6.875%, 05/01/18	173,406	0.0
207,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19	261,865	0.1
159,000		CRH America, Inc., 4.125%, 01/15/16	160,339	0.0
114,000		CRH America, Inc., 5.750%, 01/15/21	117,846	0.0
252,000		Domtar Corp., 10.750%, 06/01/17	315,000	0.1
202,000	#	Energizer Holdings, Inc., 4.700%, 05/19/21	216,799	0.1
116,000		General Electric Co., 5.250%, 12/06/17	129,158	0.0
320,000		Inversiones CMPC SA, 4.750%, 01/19/18	325,342	0.1
156,000	#	LBI Escrow Corp., 8.000%, 11/01/17	168,870	0.0
281,000		Lockheed Martin Corp., 2.125%, 09/15/16	279,910	0.1
100,000		Nova Chemicals Corp., 8.625%, 11/01/19	108,750	0.0
207,000		Nova Chemicals Corp., 8.375%, 11/01/16	218,385	0.1
200,000		Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	196,000	0.0
100,000	#	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	98,000	0.0
170,000		SPX Corp., 6.875%, 09/01/17	175,100	0.0
200,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	200,000	0.0
			4,239,059	0.8
		Information Technology: 0.5%
40,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	40,900	0.0
270,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	277,087	0.1
299,000		Hewlett-Packard Co., 3.000%, 09/15/16	302,045	0.1
180,000		Hynix Semiconductor, Inc., 7.875%, 06/27/17	162,000	0.0
187,000		Jabil Circuit, Inc., 7.750%, 07/15/16	207,102	0.1
544,000	#	Oracle Corp., 5.375%, 07/15/40	635,290	0.1
155,000		Seagate Technology, Inc., 6.800%, 10/01/16	155,000	0.0
521,000		Symantec Corp., 4.200%, 09/15/20	510,184	0.1
85,000		Xerox Corp., 4.250%, 02/15/15	90,024	0.0
			2,379,632	0.5
		Materials: 0.7%
323,000		Alcoa, Inc., 6.150%, 08/15/20	328,170	0.1
143,000		ArcelorMittal, 6.125%, 06/01/18	138,374	0.0
271,000		ArcelorMittal, 9.850%, 06/01/19	307,805	0.1
100,000		Celulosa Arauco y Constitucion S.A., 7.250%, 07/29/19	116,954	0.0
150,000	#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	142,500	0.0
270,000	#	FMG Resources August 2006 Pty Ltd, 6.375%, 02/01/16	244,350	0.1
80,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	81,641	0.0
325,000		Huntsman International LLC, 8.625%, 03/15/21	312,813	0.1
360,000		Intel Corp., 1.950%, 10/01/16	363,285	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
128,000	#	Inversiones CMPC SA, 4.750%, 01/19/18	$130,137	0.0
135,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	147,461	0.0
345,000		Lyondell Chemical Co., 11.000%, 05/01/18	374,325	0.1
195,000		Praxair, Inc., 3.000%, 09/01/21	196,097	0.0
240,000	L	Rio Tinto Finance USA Ltd., 2.250%, 09/20/16	239,909	0.0
77,000		Teck Resources Ltd., 6.000%, 08/15/40	79,723	0.0
224,000		Teck Resources Ltd., 10.250%, 05/15/16	263,582	0.1
63,000		Vale Overseas Ltd., 6.875%, 11/10/39	68,355	0.0
			3,535,481	0.7
		Telecommunications: 0.9%
296,000		American Tower Corp., 4.500%, 01/15/18	297,042	0.1
435,000		AT&T, Inc., 2.500%, 08/15/15	445,354	0.1
204,000		AT&T, Inc., 3.875%, 08/15/21	210,603	0.0
326,000		AT&T, Inc., 5.550%, 08/15/41	353,260	0.1
146,000		CenturyLink, Inc., 6.000%, 04/01/17	143,278	0.0
69,000		CenturyLink, Inc., 6.450%, 06/15/21	64,134	0.0
390,000		Frontier Communications Corp., 7.875%, 04/15/15	392,925	0.1
175,000	#	Intelsat Jackson Holdings Ltd., 7.250%, 10/15/20	161,875	0.0
175,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	163,188	0.0
468,000		Qwest Corp., 6.500%, 06/01/17	485,550	0.1
817,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	799,083	0.2
287,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	273,518	0.0
429,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	450,444	0.1
300,000		Windstream Corp., 7.000%, 03/15/19	289,500	0.1
			4,529,754	0.9
		Utilities: 1.0%
340,000		3M Co., 1.375%, 09/29/16	338,811	0.1
255,000		AES Corp., 8.000%, 10/15/17	257,550	0.0
307,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	328,684	0.1
134,000		Ameren Corp., 8.875%, 05/15/14	151,719	0.0
100,000	#	Calpine Corp., 7.875%, 07/31/20	97,000	0.0
291,000		CMS Energy Corp., 6.250%, 02/01/20	301,787	0.1
195,000		Commonwealth Edison Co., 3.400%, 09/01/21	196,075	0.0
206,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	214,027	0.0
169,000	#	Enel Finance International S.A., 6.250%, 09/15/17	171,012	0.0
312,000		Entergy Corp., 5.125%, 09/15/20	321,952	0.1
227,000		Entergy Texas, Inc., 7.125%, 02/01/19	275,902	0.1
345,000		Exelon Generation Co. LLC, 4.000%, 10/01/20	344,121	0.1
85,000		FirstEnergy Solutions Corp., 4.800%, 02/15/15	90,251	0.0
108,000	#	Illinois Tool Works, Inc., 3.375%, 09/15/21	111,073	0.0
174,000	#	Illinois Tool Works, Inc., 4.875%, 09/15/41	195,094	0.0
98,000		Indiana Michigan Power, 7.000%, 03/15/19	121,291	0.0
135,261	#	Juniper Generation, LLC, 6.790%, 12/31/14	116,536	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	354,019	0.1
47,000		Nevada Power Co., 7.125%, 03/15/19	58,836	0.0
145,000		NextEra Energy Capital Holdings, Inc., 4.500%, 06/01/21	153,929	0.0
105,000		Nisource Finance Corp., 5.950%, 06/15/41	114,458	0.0
189,000		Nisource Finance Corp., 6.125%, 03/01/22	214,893	0.0
212,000		Oncor Electric Delivery Co., 6.800%, 09/01/18	258,444	0.1
193,000		Oncor Electric Delivery Co., 7.500%, 09/01/38	276,667	0.1
357,000		Southwestern Electric Power, 5.550%, 01/15/17	394,540	0.1
			5,458,671	1.0
		Total Corporate Bonds/Notes
		(Cost $60,680,797)	60,021,859	11.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.4%
766,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	779,523	0.2
120,000		Banc of America Commercial Mortgage, Inc., 5.243%, 07/10/43	101,730	0.0
350,000		Banc of America Commercial Mortgage, Inc., 5.303%, 07/10/43	280,034	0.1
270,000		Banc of America Commercial Mortgage, Inc., 5.801%, 06/10/49	220,878	0.0
711,625		Banc of America Funding Corp., 5.500%, 02/25/35	700,897	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
158,392		Banc of America Funding Corp., 5.750%, 11/25/35	$156,635	0.0
280,000	#	Banc of America Large Loan, Inc., 6.010%, 10/10/45	285,574	0.1
147,593		Bear Stearns Alternative-A Trust, 0.875%, 07/25/34	103,370	0.0
31,443		Bear Stearns Commercial Mortgage Securities, 4.556%, 02/13/42	31,406	0.0
120,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	116,840	0.0
160,000		Bear Stearns Commercial Mortgage Securities, 8.050%, 10/15/32	160,005	0.0
153,339		Chase Mortgage Finance Corp., 5.500%, 11/25/35	152,451	0.0
665,863		Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	668,081	0.1
560,000		Commercial Mortgage Pass Through Certificates, 6.008%, 12/10/49	606,714	0.1
1,052,112		Countrywide Alternative Loan Trust, 0.635%, 05/25/36	466,193	0.1
251,093		Countrywide Home Loan Mortgage Pass-through Trust, 0.555%, 04/25/35	44,134	0.0
24,189,066	#, ^	Credit Suisse Mortgage Capital Certificates, 0.112%, 09/15/40	146,385	0.0
762,114		Credit Suisse Mortgage Capital Certificates, 5.448%, 01/15/49	764,809	0.2
68,399		CW Capital Cobalt Ltd., 5.174%, 08/15/48	68,314	0.0
440,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	348,287	0.1
533,211		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.355%, 08/25/36	239,488	0.0
582,447		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.425%, 10/25/36	245,572	0.1
80,752		DLJ Commercial Mortgage Corp., 8.490%, 06/10/33	80,711	0.0
528,026		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	531,249	0.1
355,548		Freddie Mac, 5.000%, 02/15/35	400,148	0.1
291,599		Freddie Mac, 5.500%, 07/15/37	342,060	0.1
35,516,773	#, ^	Greenwich Capital Commercial Funding Corp., 0.174%, 04/10/37	90,756	0.0
1,523,273	#, ^	GS Mortgage Securities Corp. II, 1.336%, 03/10/44	90,389	0.0
145,160		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	145,055	0.0
296,621		GSR Mortgage Loan Trust, 5.500%, 07/25/35	287,009	0.1
235,964		Homebanc Mortgage Trust, 1.095%, 08/25/29	162,462	0.0
480,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, 01/15/42	408,265	0.1
40,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.198%, 12/15/44	40,084	0.0
130,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.569%, 07/15/46	96,838	0.0
519,806		JP Morgan Chase Commercial Mortgage Securities Corp., 5.990%, 06/15/49	527,953	0.1
300,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.288%, 02/12/51	309,626	0.1
3,409,023	#, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.811%, 07/15/46	266,111	0.1
200,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, 01/15/49	201,212	0.0
591,372		JPMorgan Mortgage Trust, 4.550%, 07/25/35	523,926	0.1
194,301		JPMorgan Mortgage Trust, 4.991%, 07/25/35	190,718	0.0
289,149		JPMorgan Mortgage Trust, 5.333%, 07/25/35	277,699	0.1
100,000		LB Commercial Conduit Mortgage Trust, 6.140%, 07/15/44	84,920	0.0
5,502,892	^	LB-UBS Commercial Mortgage Trust, 0.343%, 11/15/40	12,460	0.0
10,485,633	#, ^	LB-UBS Commercial Mortgage Trust, 0.886%, 11/15/38	250,801	0.1
300,000		LB-UBS Commercial Mortgage Trust, 4.986%, 12/15/39	271,728	0.1
420,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	364,375	0.1
350,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	372,179	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
910,000			LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	$708,838	0.1
60,000			LB-UBS Commercial Mortgage Trust, 6.760%, 12/15/32	59,862	0.0
8,451,247		#, ^	Merrill Lynch Mortgage Trust, 0.678%, 02/12/51	151,938	0.0
160,000			Morgan Stanley Capital I, 5.300%, 06/15/40	124,311	0.0
534,905			Morgan Stanley Capital I, 0.479%, 04/12/49	506,567	0.1
190,000			Morgan Stanley Capital I, 5.242%, 01/14/42	174,185	0.0
450,000		#	Morgan Stanley Capital I, 5.423%, 09/15/47	350,574	0.1
350,000		#	Morgan Stanley Capital I, 5.598%, 01/13/41	340,194	0.1
616,500			Morgan Stanley Capital I, 5.774%, 04/12/49	623,783	0.1
200,000		#	Morgan Stanley Dean Witter Capital I, 7.280%, 12/15/35	209,312	0.0
4,365,524		#, ^	RBSCF Trust, 1.137%, 04/15/24	135,855	0.0
923,479			Residential Accredit Loans, Inc., 0.405%, 01/25/37	434,108	0.1
1,504,286			Residential Accredit Loans, Inc., 0.685%, 12/25/36	505,532	0.1
270,000			Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	270,344	0.1
92,097			Sequoia Mortgage Trust, 0.501%, 01/20/35	70,258	0.0
153,038			Structured Asset Mortgage Investments, Inc., 0.470%, 04/19/35	110,978	0.0
344,913			Structured Asset Securities Corp., 5.000%, 05/25/35	345,027	0.1
260,000		#	Vornado DP LLC, 6.356%, 09/13/28	236,338	0.0
70,000			Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48	43,387	0.0
426,466			Wachovia Bank Commercial Mortgage Trust, 5.500%, 10/15/48	426,284	0.1
285,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	277,933	0.1
660,673			WaMu Mortgage Pass Through Certificates, 2.576%, 01/25/36	611,208	0.1
1,081,632			Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,156,454	0.2
497,836			Wells Fargo Mortgage Backed Securities Trust, 2.720%, 06/25/35	461,358	0.1
167,584			Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	171,558	0.0
250,919			Wells Fargo Mortgage-Backed Securities Trust, 4.880%, 08/25/34	251,994	0.1
979,853			Wells Fargo Mortgage-Backed Securities Trust, 5.353%, 08/25/35	944,383	0.2
			Total Collateralized Mortgage Obligations
			(Cost $23,873,260)	22,718,617	4.4
U.S. TREASURY OBLIGATIONS: 10.6%
			U.S. Treasury Bonds: 2.5%
7,089,000		L	2.125%, due 08/15/21	7,227,498	1.4
2,312,000			4.375%, due 05/15/41	2,996,574	0.6
1,950,000			4.750%, due 02/15/41	2,673,937	0.5
				12,898,009	2.5
			U.S. Treasury Notes: 8.1%
1,214,000			0.125%, due 08/31/13	1,211,203	0.2
937,000			0.375%, due 07/31/13	939,306	0.2
14,146,000			0.500%, due 08/15/14	14,191,366	2.7
18,577,000		L	1.000%, due 08/31/16	18,639,345	3.6
7,112,000			2.250%, due 07/31/18	7,514,831	1.4
				42,496,051	8.1
			Total U.S. Treasury Obligations
			(Cost $54,850,852)	55,394,060	10.6
ASSET-BACKED SECURITIES: 2.2%
			Credit Card Asset-Backed Securities: 0.8%
EUR	3,064,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	4,151,393	0.8
			Home Equity Asset-Backed Securities: 0.0%
149,169			Merrill Lynch Mortgage Investors Trust, 0.955%, 07/25/34	122,285	0.0
			Other Asset-Backed Securities: 1.4%
176,819		#	ARES CLO Funds, 0.590%, 09/18/17	171,703	0.0
300,000		#	ARES CLO Funds, 2.964%, 02/26/16	247,666	0.0
309,435		#	Atrium CDO Corp., 0.597%, 06/27/15	303,154	0.1
324,215		#	Atrium CDO Corp., 0.649%, 10/27/16	314,824	0.1
200,000		#	Avenue CLO Fund Ltd., 2.436%, 02/15/17	144,935	0.0
81,190		#	Callidus Debt Partners Fund Ltd., 0.786%, 05/15/15	79,627	0.0
248,008		#	Carlyle High Yield Partners, 0.648%, 08/11/16	240,795	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
42,370		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.835%, 07/25/33	$35,442	0.0
241,000	#, +	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	193,076	0.0
331,898	+	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	322,645	0.1
495,824	+	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, 12/25/36	352,536	0.1
459,000	#, +	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	450,932	0.1
780,000		Fieldstone Mortgage Investment Corp., 0.395%, 11/25/36	249,037	0.1
850,000		Fieldstone Mortgage Investment Corp., 0.475%, 11/25/36	275,520	0.1
162,641	#	First CLO Ltd., 0.602%, 07/27/16	160,804	0.0
400,000	#	Foxe Basin CLO Ltd., 2.047%, 12/15/15	377,595	0.1
467,419	#	GSC Partners CDO Fund Ltd., 0.678%, 11/20/16	459,863	0.1
494,911	#	Gulf Stream Compass CLO Ltd., 0.609%, 07/15/16	483,776	0.1
496,395	#	Katonah Ltd., 0.671%, 09/20/16	486,837	0.1
51,217	#	Katonah Ltd., 0.905%, 02/20/15	50,330	0.0
1,863,000		Morgan Stanley ABS Capital I, 0.505%, 03/25/36	791,213	0.2
402,454	#	Navigator CDO Ltd., 2.349%, 01/14/17	315,732	0.1
203,799	#	Stanfield Carrera CLO Ltd., 0.827%, 03/15/15	200,997	0.0
150,000	#	Veritas CLO Ltd., 1.651%, 09/05/16	124,777	0.0
249,033	#	Wind River CLO Ltd., 0.680%, 12/19/16	239,651	0.0
			7,073,467	1.4
		Total Asset-Backed Securities
		(Cost $11,997,659)	11,347,145	2.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.6%
		Federal Home Loan Mortgage Corporation: 5.6%##
3,954,000	W	4.000%, due 06/15/40	4,126,370	0.8
6,947,000	W	4.500%, due 10/15/35	7,349,709	1.4
988,611		4.500%, due 08/01/41	1,046,903	0.2
1,500,000		4.500%, due 09/01/41	1,589,500	0.3
506,474		4.808%, due 03/15/33	545,168	0.1
207,164		4.905%, due 04/01/35	221,146	0.0
1,300,406		5.000%, due 08/15/16	1,407,625	0.3
547,439		5.000%, due 12/15/17	590,976	0.1
902,000		5.000%, due 09/15/31	929,401	0.2
183,570		5.000%, due 02/15/32	191,816	0.0
108,014		5.000%, due 04/15/32	110,931	0.0
641,000	W	5.000%, due 10/15/34	687,372	0.1
371,399		5.000%, due 01/01/41	399,258	0.1
205,806		5.500%, due 09/15/32	214,141	0.0
316,285		5.500%, due 10/15/32	322,804	0.1
273,586		5.500%, due 11/15/32	287,402	0.1
812,000		5.500%, due 12/15/32	904,954	0.2
418,713		5.500%, due 02/15/34	429,779	0.1
339,607		5.500%, due 09/15/34	371,042	0.1
753,635		5.500%, due 09/15/35	771,620	0.1
1,305,000		5.500%, due 05/15/36	1,435,948	0.3
1,755,865		5.500%, due 02/01/37	1,909,887	0.4
260,000		5.500%, due 05/15/37	293,410	0.1
696,000		5.500%, due 06/15/37	791,658	0.1
841,106		6.000%, due 01/15/29	954,940	0.2
843,412		6.000%, due 07/15/32	958,321	0.2
53,000		6.000%, due 10/15/33	58,068	0.0
109,867		6.500%, due 11/01/28	124,698	0.0
22,896		6.500%, due 12/01/31	25,901	0.0
			29,050,748	5.6
		Federal National Mortgage Association: 6.3%##
1,118,000	W	3.500%, due 01/25/41	1,145,426	0.2
9,290,000	W	4.000%, due 07/25/39	9,739,984	1.9
1,138,000	W	4.000%, due 08/25/40	1,189,566	0.2
1,162,000	W	4.500%, due 10/15/35	1,232,991	0.2
254,796		4.500%, due 11/01/40	270,734	0.1
89,522		4.500%, due 12/01/40	95,122	0.0
136,719		4.500%, due 12/01/40	145,271	0.0
138,395		4.500%, due 01/01/41	147,052	0.0
176,965		4.500%, due 01/01/41	188,034	0.0
490,000		4.500%, due 09/01/41	520,651	0.1
20,305		5.000%, due 02/25/29	20,428	0.0
231,904		5.000%, due 06/01/33	250,669	0.1
27,416		5.000%, due 07/01/36	29,639	0.0
711,670		5.000%, due 07/01/37	769,256	0.2
2,393,000	W	5.000%, due 11/15/37	2,567,989	0.5
445,835		5.000%, due 11/01/40	480,448	0.1
590,592		5.000%, due 01/01/41	636,443	0.1
737,705		5.000%, due 02/01/41	796,130	0.2
379,918		5.000%, due 05/01/41	410,007	0.1
266,721		5.000%, due 06/01/41	287,845	0.1
202,131		5.000%, due 06/01/41	218,139	0.0
1,876,000		5.500%, due 05/25/30	2,002,608	0.4
652,000		5.500%, due 08/25/34	715,584	0.1
1,669,000	W	5.500%, due 10/15/35	1,811,387	0.4
32,643		6.000%, due 06/01/16	35,475	0.0
13,534		6.000%, due 07/01/16	14,708	0.0
95,952		6.000%, due 07/01/16	104,279	0.0
14,108		6.000%, due 08/01/16	15,332	0.0
10,130		6.000%, due 08/01/16	11,009	0.0
14,604		6.000%, due 10/01/16	15,871	0.0
156		6.000%, due 10/01/16	170	0.0
18,966		6.000%, due 10/01/16	20,612	0.0
137,567		6.000%, due 03/01/17	149,677	0.0
6,688		6.000%, due 04/01/17	7,277	0.0
3,143		6.000%, due 04/01/17	3,420	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal National Mortgage Association: (continued)
25,648			6.000%, due 04/01/17	$27,906	0.0
84,258			6.000%, due 06/01/17	91,676	0.0
22,707			6.000%, due 09/01/17	24,706	0.0
49,222			6.000%, due 10/01/17	53,555	0.0
86,668			6.000%, due 11/01/17	94,189	0.0
457,645			6.000%, due 07/25/29	518,936	0.1
812,808			6.000%, due 04/25/31	921,244	0.2
361,652			6.000%, due 08/01/37	400,722	0.1
289,670			6.000%, due 12/01/37	322,322	0.1
612,375			6.000%, due 02/01/38	681,402	0.1
1,336,000		W	6.000%, due 10/01/39	1,465,634	0.3
830,401			6.000%, due 12/25/49	926,347	0.2
16,369			7.000%, due 06/01/29	18,815	0.0
6,035			7.000%, due 06/01/29	6,953	0.0
525			7.000%, due 08/01/29	605	0.0
2,648			7.000%, due 10/01/29	3,051	0.0
739,259			7.000%, due 06/01/31	851,174	0.2
11,292			7.000%, due 10/01/31	13,023	0.0
8,584			7.000%, due 01/01/32	9,899	0.0
3,260			7.000%, due 04/01/32	3,755	0.0
9,206			7.000%, due 05/01/32	10,606	0.0
24,019			7.000%, due 07/01/32	27,672	0.0
6,155			7.500%, due 11/01/29	7,195	0.0
40,946			7.500%, due 10/01/30	47,932	0.0
21,880			7.500%, due 10/01/30	25,614	0.0
125,552			7.500%, due 07/25/42	145,373	0.0
127,307			7.500%, due 02/25/44	146,016	0.0
				32,895,555	6.3
			Government National Mortgage Association: 0.7%
11,809			2.125%, due 12/20/29	12,243	0.0
48,382			2.375%, due 04/20/28	50,234	0.0
634,751			4.500%, due 04/15/39	692,690	0.1
289,411			4.500%, due 08/20/41	314,290	0.1
61,661			6.500%, due 10/15/31	71,317	0.0
223,516			7.000%, due 09/15/24	257,910	0.0
259,069			7.000%, due 10/15/24	298,066	0.1
105,075			7.000%, due 10/15/24	120,803	0.0
63,326			7.000%, due 11/15/24	72,697	0.0
534,115			7.500%, due 12/15/23	630,925	0.1
274,651			4.000%, due 11/20/40	294,366	0.1
341,619			5.140%, due 10/20/60	378,489	0.1
222,895			5.288%, due 10/20/60	249,417	0.0
450,018			5.290%, due 10/20/60	502,880	0.1
				3,946,327	0.7
			Total U.S. Government Agency Obligations
			(Cost $64,183,276)	65,892,630	12.6
FOREIGN GOVERNMENT BONDS: 6.0%
BRL	6,400,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/15	3,379,209	0.7
BRL	3,930,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	1,966,755	0.4
EUR	310,000		Bundesobligation, 2.750%, 04/08/16	445,918	0.1
EUR	1,485,000		Bundesrepublik Deutschland, 3.250%, 07/04/21	2,232,112	0.4
EUR	1,760,000		Bundesrepublik Deutschland, 3.250%, 07/04/42	2,659,253	0.5
	431,000		Colombia Government International Bond, 4.375%, 07/12/21	440,697	0.1
BRL	6,300,000		Credit Suisse Nota Do Tesouro Nacional, 10.000%, 01/05/17	3,314,431	0.6
BRL	373,000		Federal Republic of Brazil, 10.125%, 05/15/27	591,205	0.1
	300,000	#	Korea Housing Finance Corp., 3.500%, 12/15/16	300,326	0.1
KRW	4,569,000,000		Korea Treasury Bond, 4.750%, 12/10/11	3,887,891	0.8
MXN	10,700,000		Mexican Bonos, 7.500%, 06/03/27	795,228	0.2
MXN	45,810,000		Mexican Bonos, 6.500%, 06/10/21	3,319,300	0.6
PEN	2,608,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	1,095,952	0.2
	329,845		Argentina Government International Bond, 8.280%, 12/31/33	227,593	0.0
COP	1,130,000,000		Repulic of Colombia, 7.750%, 04/14/21	632,332	0.1
ZAR	48,788,850		South Africa Government Bond, 7.250%, 01/15/20	5,678,848	1.1
	130,000		Uruguay Government International Bond, 6.875%, 09/28/25	153,400	0.0
			Total Foreign Government Bonds
			(Cost $33,310,536)	31,120,450	6.0

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
			Options on Currencies: 0.0%
1,600,000		@	EUR vs JPY Currency Put Option, Strike @ 102.250, Exp. 11/17/11 Counterparty: Deutsche Bank AG	47,784	0.0
2,200,000		@	USD vs EUR Currency Call Option, Strike @ 1.350, Exp. 10/13/11 Counterparty: Deutsche Bank AG	34,117	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
4,400,000	@	USD vs EUR Currency Call Option, Strike @ 1.355, Exp. 11/17/11 Counterparty: Deutsche Bank AG	$124,556	0.0
			206,457	0.0
		Total Purchased Options
		(Cost $157,856)	206,457	0.0
		Total Long-Term Investments
		(Cost $559,372,164)	525,196,597	100.7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.2%
		Securities Lending Collateral(cc): 5.4%
26,820,940		BNY Mellon Overnight Government Fund(1)	26,820,940	5.1
1,627,156	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,301,725	0.3
		Total Securities Lending Collateral
		(Cost $28,448,096)	28,122,665	5.4
		Mutual Funds: 3.8%
19,683,700		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $19,683,700)	19,683,700	3.8
		Total Short-Term Investments
		(Cost $48,131,796)	47,806,365	9.2
		Total Investments in Securities (Cost $607,503,960)*	$573,002,962	109.9
		Liabilities in Excess of Other Assets	(51,622,556)	(9.9)
		Net Assets	$521,380,406	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	BRL	Brazilian Real
	COP	Colombian Peso
	EUR	EU Euro
	KRW	South Korean Won
	MXN	Mexican Peso
	PEN	Peruvian Nuevo Sol
	ZAR	South African Rand

		Cost for federal income tax purposes is $612,606,635.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$12,332,578
		Gross Unrealized Depreciation	(51,936,251)
		Net Unrealized depreciation	$(39,603,673)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$24,515,744	$4,552,229	$—	$29,067,973
Consumer Staples	20,902,846	6,252,972	—	27,155,818
Energy	21,273,538	6,884,114	—	28,157,652
Financials	24,520,334	14,750,363	—	39,270,697
Health Care	23,642,690	6,890,283	—	30,532,973
Industrials	19,257,578	6,572,905	—	25,830,483
Information Technology	37,040,871	5,835,696	—	42,876,567
Materials	8,967,226	4,373,366	—	13,340,592
Telecommunication Services	938,890	—	—	938,890
Telecommunications	4,359,880	5,586,788	—	9,946,668
Utilities	4,502,621	3,948,436	—	8,451,057
Total Common Stock	189,922,218	65,647,152	—	255,569,370
Exchange-Traded Funds	22,605,109	—	—	22,605,109
Preferred Stock	—	320,900	—	320,900
Purchased Options	—	206,457	—	206,457
Corporate Bonds/Notes	—	58,578,997	1,442,862	60,021,859
Collateralized Mortgage Obligations	—	22,718,617	—	22,718,617
Short-Term Investments	46,504,640	—	1,301,725	47,806,365
U.S. Treasury Obligations	2,996,574	52,397,486	—	55,394,060
Foreign Government Bonds	—	25,839,264	5,281,186	31,120,450
Asset-Backed Securities	—	10,842,994	504,151	11,347,145
U.S. Government Agency Obligations	—	65,892,630	—	65,892,630
Total Investments, at value	$262,028,541	$302,444,497	$8,529,924	$573,002,962
Other Financial Instruments+
Swaps	—	529,368	—	529,368
Futures	1,165,449	—	—	1,165,449
Forward Foreign Currency Contracts	—	5,582,614	—	5,582,614
Total Assets	$263,193,990	$308,556,479	$8,529,924	$580,280,393
Liabilities Table
Other Financial Instruments+
Swaps	$(87,002)	$(3,701,817)	$—	$(3,788,819)
Futures	(824,861)	—	—	(824,861)
Written Options	—	(54,425)	—	(54,425)
Forward Foreign Currency Contracts	—	(4,268,061)	—	(4,268,061)
Total Liabilities	$(911,863)	$(8,024,303)	$—	$(8,936,166)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$1,604,277	$—	$(4)	$—	$(161,411)	$—	$—	$1,442,862
U.S. Government Agency Obligations	601,005	—	—	—	—	—	—	(601,005)	—
Asset-Backed Securities	1,221,819	954,690	(456,209)	1,240	6,018	(1,588)	—	(1,221,819)	504,151
Other Bonds	—	9,622,075	(3,522,250)	27,512	(356,124)	(490,027)	—	—	5,281,186
Short-Term Investments	1,301,725	—	—	—	—	—	—	—	1,301,725
Total Investments, at value	$3,124,549	$12,181,042	$(3,978,459)	$28,748	$(350,106)	$(653,026)	$—	$(1,822,824)	$8,529,924
Other Financial Instruments+:
Swaps	15,041	—	(38,768)	—	38,768	(15,041)	—	—	—
Total Assets	$3,139,590	$12,181,042	$(4,017,227)	$28,748	$(311,338)	$(668,067)	$—	$(1,822,824)	$8,529,924

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(7,381)	$—	$3,845	$—	$(3,845)	$7,381	$—	$—	$—
Total Liabilities	$(7,381)	$—	$3,845	$—	$(3,845)	$7,381	$—	$—	$—

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(653,026).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Mexican Peso	7,043,191	Buy	10/07/11	$547,000	$507,495	$(39,505)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	New Zealand Dollar	1,132,726	Buy	10/07/11	$947,000	$863,096	$(83,904)
Citigroup, Inc.	Australian Dollar	1,716,786	Buy	10/07/11	1,781,374	1,659,733	(121,641)
Citigroup, Inc.	Japanese Yen	4,563,719	Buy	10/07/11	59,882	59,175	(707)
Citigroup, Inc.	EU Euro	341,363	Buy	10/07/11	467,000	457,315	(9,685)
Citigroup, Inc.	EU Euro	1,580,743	Buy	10/07/11	2,198,000	2,117,682	(80,318)
Citigroup, Inc.	Swiss Franc	463,350	Buy	10/21/11	523,376	511,403	(11,973)
Citigroup, Inc.	Russian Ruble	13,590,260	Buy	10/21/11	432,040	420,546	(11,494)
Citigroup, Inc.	Swedish Krona	11,692,442	Buy	10/21/11	1,773,000	1,702,181	(70,819)
Credit Suisse First Boston	Australian Dollar	296,902	Buy	10/07/11	304,000	287,035	(16,965)
Credit Suisse First Boston	EU Euro	1,619,101	Buy	10/07/11	2,210,000	2,169,069	(40,931)
Credit Suisse First Boston	EU Euro	1,278,112	Buy	10/07/11	1,768,000	1,712,255	(55,745)
Credit Suisse First Boston	Japanese Yen	36,411,041	Buy	10/07/11	470,000	472,120	2,120
Credit Suisse First Boston	Japanese Yen	135,233,241	Buy	10/07/11	1,765,000	1,753,488	(11,512)
Credit Suisse First Boston	Japanese Yen	120,947,746	Buy	10/07/11	1,584,000	1,568,256	(15,744)
Credit Suisse First Boston	Japanese Yen	134,024,787	Buy	10/07/11	1,755,000	1,737,818	(17,182)
Credit Suisse First Boston	Mexican Peso	2,049,765	Buy	10/07/11	152,000	147,695	(4,305)
Credit Suisse First Boston	Japanese Yen	104,193,096	Buy	10/07/11	1,364,000	1,351,009	(12,991)
Credit Suisse First Boston	EU Euro	1,148,364	Buy	10/07/11	1,584,000	1,538,434	(45,566)
Credit Suisse First Boston	Mexican Peso	17,157,465	Buy	10/07/11	1,330,504	1,236,277	(94,227)
Credit Suisse First Boston	Norwegian Krone	1,806,616	Buy	10/21/11	316,000	307,440	(8,560)
Credit Suisse First Boston	British Pound	533,313	Buy	10/21/11	842,000	831,469	(10,531)
Deutsche Bank AG	Australian Dollar	857,174	Buy	10/07/11	884,000	828,687	(55,313)
Deutsche Bank AG	Japanese Yen	16,799,532	Buy	10/07/11	217,000	217,829	829
Deutsche Bank AG	Australian Dollar	199,871	Buy	10/07/11	212,000	193,229	(18,771)
Deutsche Bank AG	Canadian Dollar	283,188	Buy	10/07/11	287,000	270,196	(16,804)
Deutsche Bank AG	EU Euro	1,271,836	Buy	10/07/11	1,781,000	1,703,847	(77,153)
Deutsche Bank AG	Japanese Yen	372,640,000	Buy	10/07/11	4,862,543	4,831,798	(30,745)
Deutsche Bank AG	Indonesian Rupiah	11,288,447,275	Buy	10/19/11	1,316,437	1,281,972	(34,465)
Deutsche Bank AG	Australian Dollar	900,324	Buy	10/07/11	947,000	870,403	(76,597)
Deutsche Bank AG	EU Euro	140,167	Buy	10/07/11	203,000	187,779	(15,221)
Deutsche Bank AG	EU Euro	254,716	Buy	10/07/11	366,000	341,236	(24,764)
Deutsche Bank AG	Canadian Dollar	526,736	Buy	10/07/11	532,000	502,570	(29,430)
Deutsche Bank AG	Canadian Dollar	4,494,490	Buy	10/07/11	4,551,382	4,288,281	(263,101)
Deutsche Bank AG	Canadian Dollar	485,777	Buy	10/07/11	491,000	463,490	(27,510)
Deutsche Bank AG	EU Euro	214,493	Buy	10/07/11	308,000	287,350	(20,650)
Deutsche Bank AG	EU Euro	38,352	Buy	10/07/11	55,257	51,379	(3,878)
Deutsche Bank AG	Indonesian Rupiah	7,734,172,000	Buy	10/21/11	904,000	878,169	(25,831)
Deutsche Bank AG	Indonesian Rupiah	16,580,424,000	Buy	10/21/11	1,932,000	1,882,608	(49,392)
Deutsche Bank AG	Indonesian Rupiah	8,431,800,000	Buy	10/21/11	975,000	957,380	(17,620)
Deutsche Bank AG	Australian Dollar	232,167	Buy	10/07/11	226,000	224,451	(1,549)
Deutsche Bank AG	EU Euro	1,283,253	Buy	10/07/11	1,755,000	1,719,142	(35,858)
Deutsche Bank AG	EU Euro	455,867	Buy	10/07/11	623,000	610,713	(12,287)
Deutsche Bank AG	Australian Dollar	139,686	Buy	10/07/11	142,000	135,044	(6,956)
Deutsche Bank AG	Japanese Yen	201,603,813	Buy	10/07/11	2,629,000	2,614,075	(14,925)
Deutsche Bank AG	Australian Dollar	394,736	Buy	10/07/11	408,000	381,618	(26,382)
Deutsche Bank AG	Japanese Yen	15,069,205	Buy	10/07/11	196,000	195,393	(607)
Deutsche Bank AG	Hungarian Forint	162,060,600	Buy	10/07/11	789,000	740,534	(48,466)
Deutsche Bank AG	Mexican Peso	5,726,817	Buy	10/07/11	442,000	412,644	(29,356)
Deutsche Bank AG	Taiwan New Dollar	56,062,830	Buy	10/21/11	1,857,000	1,840,394	(16,606)
Deutsche Bank AG	British Pound	88,997	Buy	10/21/11	138,000	138,752	752
Deutsche Bank AG	Swedish Krona	12,073,626	Buy	10/21/11	1,752,000	1,757,673	5,673
Deutsche Bank AG	Chilean Peso	465,013,270	Buy	10/21/11	945,149	892,122	(53,027)
Deutsche Bank AG	Malaysian Ringgit	2,694,185	Buy	10/21/11	852,995	843,153	(9,842)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	British Pound	2,502,475	Buy	10/21/11	$3,953,000	$3,901,522	$(51,478)
Deutsche Bank AG	Norwegian Krone	2,334,670	Buy	10/21/11	419,000	397,301	(21,699)
Deutsche Bank AG	Polish Zloty	2,331,571	Buy	11/18/11	745,000	700,227	(44,773)
Deutsche Bank AG	Singapore Dollar	2,557,875	Buy	11/18/11	2,057,382	1,955,864	(101,518)
Deutsche Bank AG	Brazilian Real	4,358,953	Buy	12/16/11	2,278,000	2,280,299	2,299
HSBC	South African Rand	3,361,121	Buy	10/07/11	456,544	415,823	(40,721)
HSBC	EU Euro	1,296,134	Buy	10/07/11	1,768,000	1,736,399	(31,601)
HSBC	South African Rand	6,454,197	Buy	10/07/11	876,679	798,484	(78,195)
HSBC	EU Euro	1,486,917	Buy	10/07/11	2,083,000	1,991,986	(91,014)
HSBC	Czech Koruna	38,105,994	Buy	10/07/11	2,287,000	2,068,305	(218,695)
HSBC	Indian Rupee	40,109,220	Buy	10/21/11	886,000	816,352	(69,648)
HSBC	Indian Rupee	87,089,310	Buy	10/21/11	1,924,200	1,772,547	(151,653)
HSBC	Chinese Yuan	8,954,880	Buy	03/02/12	1,408,000	1,406,811	(1,189)
HSBC	South African Rand	20,713,037	Buy	10/07/11	2,479,000	2,562,521	83,521
HSBC	Malaysian Ringgit	2,802,690	Buy	10/21/11	894,000	877,110	(16,890)
HSBC	Norwegian Krone	10,091,709	Buy	10/21/11	1,752,000	1,717,350	(34,650)
HSBC	Philippine Peso	83,394,330	Buy	11/18/11	1,904,197	1,902,182	(2,015)
HSBC	Brazilian Real	1,617,621	Buy	12/16/11	871,000	846,226	(24,774)
JPMorgan Chase & Co.	EU Euro	1,603,674	Buy	10/07/11	2,200,000	2,148,402	(51,598)
JPMorgan Chase & Co.	New Zealand Dollar	201,247	Buy	10/07/11	166,000	153,343	(12,657)
JPMorgan Chase & Co.	Japanese Yen	29,292,523	Buy	10/07/11	377,000	379,818	2,818
JPMorgan Chase & Co.	Canadian Dollar	379,132	Buy	10/07/11	385,000	361,737	(23,263)
JPMorgan Chase & Co.	Mexican Peso	2,425,598	Buy	10/07/11	194,000	174,776	(19,224)
JPMorgan Chase & Co.	Canadian Dollar	367,037	Buy	10/07/11	371,000	350,197	(20,803)
JPMorgan Chase & Co.	Japanese Yen	24,774,239	Buy	10/07/11	324,000	321,233	(2,767)
JPMorgan Chase & Co.	Japanese Yen	971,003,136	Buy	10/07/11	12,652,479	12,590,410	(62,069)
JPMorgan Chase & Co.	Japanese Yen	37,517,107	Buy	10/07/11	489,000	486,462	(2,538)
JPMorgan Chase & Co.	Australian Dollar	376,245	Buy	10/07/11	368,000	363,742	(4,258)
JPMorgan Chase & Co.	Mexican Peso	19,274,108	Buy	10/07/11	1,401,000	1,388,790	(12,210)
JPMorgan Chase & Co.	Japanese Yen	28,345,179	Buy	10/07/11	371,000	367,535	(3,465)
JPMorgan Chase & Co.	Australian Dollar	165,007	Buy	10/07/11	167,000	159,523	(7,477)
JPMorgan Chase & Co.	EU Euro	1,597,802	Buy	10/07/11	2,192,000	2,140,535	(51,465)
JPMorgan Chase & Co.	Australian Dollar	291,436	Buy	10/07/11	299,000	281,751	(17,249)
JPMorgan Chase & Co.	Mexican Peso	4,582,266	Buy	10/07/11	347,000	330,174	(16,826)
JPMorgan Chase & Co.	EU Euro	553,218	Buy	10/07/11	768,000	741,133	(26,867)
JPMorgan Chase & Co.	Australian Dollar	254,894	Buy	10/07/11	261,000	246,423	(14,577)
JPMorgan Chase & Co.	EU Euro	58,143	Buy	10/07/11	80,000	77,893	(2,107)
JPMorgan Chase & Co.	British Pound	75,678	Buy	10/21/11	118,000	117,987	(13)
JPMorgan Chase & Co.	Danish Krone	2,787,869	Buy	10/21/11	509,477	501,867	(7,610)
JPMorgan Chase & Co.	Israeli New Shekel	3,313,571	Buy	10/21/11	892,349	883,579	(8,770)
JPMorgan Chase & Co.	Singapore Dollar	1,152,409	Buy	12/16/11	891,000	881,290	(9,710)
Morgan Stanley	South African Rand	3,361,121	Buy	10/07/11	456,674	415,822	(40,852)
Morgan Stanley	South African Rand	6,454,197	Buy	10/07/11	876,929	798,484	(78,445)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	New Zealand Dollar	232,805	Buy	10/07/11	$193,000	$177,389	$(15,611)
Morgan Stanley	Canadian Dollar	213,264	Buy	10/07/11	216,000	203,479	(12,521)
Morgan Stanley	EU Euro	4,027,847	Buy	10/07/11	5,794,106	5,396,006	(398,100)
Morgan Stanley	Indian Rupee	51,221,125	Buy	10/21/11	1,113,261	1,042,515	(70,746)
Morgan Stanley	Indian Rupee	39,644,000	Buy	10/21/11	880,000	806,883	(73,117)
Morgan Stanley	Australian Dollar	1,341,583	Buy	10/07/11	1,314,000	1,296,998	(17,002)
Morgan Stanley	Canadian Dollar	179,849	Buy	10/07/11	175,000	171,597	(3,403)
Morgan Stanley	New Zealand Dollar	1,117,972	Buy	10/07/11	876,000	851,854	(24,146)
Morgan Stanley	British Pound	283,422	Buy	10/21/11	438,000	441,874	3,874
Morgan Stanley	British Pound	2,988,083	Buy	10/21/11	4,676,670	4,658,617	(18,053)
Morgan Stanley	Norwegian Krone	11,007,396	Buy	10/21/11	1,926,583	1,873,177	(53,406)
Morgan Stanley	South Korean Won	1,013,471,250	Buy	11/18/11	869,000	857,646	(11,354)
Morgan Stanley	South Korean Won	451,104,000	Buy	11/18/11	381,000	381,745	745
Morgan Stanley	South Korean Won	910,188,000	Buy	11/18/11	772,000	770,243	(1,757)
Morgan Stanley	South Korean Won	465,696,000	Buy	11/18/11	396,000	394,093	(1,907)
Morgan Stanley	South Korean Won	424,316,000	Buy	11/18/11	370,000	359,076	(10,924)
Morgan Stanley	South Korean Won	603,876,000	Buy	11/18/11	546,000	511,028	(34,972)
UBS Warburg LLC	New Zealand Dollar	250,692	Buy	10/07/11	194,000	191,018	(2,982)
UBS Warburg LLC	Mexican Peso	3,195,701	Buy	10/07/11	232,000	230,265	(1,735)
UBS Warburg LLC	New Zealand Dollar	823,232	Buy	10/07/11	641,000	627,273	(13,727)
UBS Warburg LLC	Swedish Krona	2,678,494	Buy	10/21/11	392,000	389,934	(2,066)
UBS Warburg LLC	British Pound	291,721	Buy	10/21/11	448,000	454,812	6,812
UBS Warburg LLC	Australian Dollar	918,391	Buy	10/07/11	966,000	887,870	(78,130)
UBS Warburg LLC	New Zealand Dollar	1,622,454	Buy	10/07/11	1,359,000	1,236,251	(122,749)
							$(4,143,709)

Citigroup, Inc.	Czech Koruna	31,992,438	Sell	10/07/11	1,882,539	1,736,475	146,064
Citigroup, Inc.	Mexican Peso	27,363,995	Sell	10/07/11	2,222,928	1,971,705	251,223
Citigroup, Inc.	New Zealand Dollar	554,281	Sell	10/07/11	456,465	422,342	34,123
Citigroup, Inc.	Norwegian Krone	514,626	Sell	10/21/11	88,000	87,576	424
Citigroup, Inc.	Taiwan New Dollar	47,092,500	Sell	10/21/11	1,577,004	1,545,922	31,082
Citigroup, Inc.	Swedish Krona	15,001,050	Sell	10/21/11	2,227,232	2,183,847	43,385
Credit Suisse First Boston	EU Euro	1,293,062	Sell	10/07/11	1,768,000	1,732,283	35,717
Credit Suisse First Boston	Japanese Yen	201,679,553	Sell	10/07/11	2,628,000	2,615,057	12,943
Credit Suisse First Boston	Mexican Peso	5,059,301	Sell	10/07/11	365,000	364,546	454
Credit Suisse First Boston	Canadian Dollar	295,025	Sell	10/07/11	286,000	281,489	4,511
Credit Suisse First Boston	Japanese Yen	134,171,505	Sell	10/07/11	1,755,000	1,739,721	15,279
Credit Suisse First Boston	EU Euro	1,287,091	Sell	10/07/11	1,755,000	1,724,284	30,716
Credit Suisse First Boston	Canadian Dollar	487,398	Sell	10/07/11	497,000	465,036	31,964
Credit Suisse First Boston	Japanese Yen	121,673,001	Sell	10/07/11	1,585,000	1,577,660	7,340
Credit Suisse First Boston	British Pound	1,126,459	Sell	10/21/11	1,754,000	1,756,223	(2,223)
Credit Suisse First Boston	Norwegian Krone	5,215,075	Sell	10/21/11	914,000	887,472	26,528
Credit Suisse First Boston	British Pound	1,387,173	Sell	10/21/11	2,192,000	2,162,694	29,306
Deutsche Bank AG	New Zealand Dollar	1,078,093	Sell	10/07/11	884,000	821,468	62,532
Deutsche Bank AG	Australian Dollar	849,617	Sell	10/07/11	884,000	821,381	62,619
Deutsche Bank AG	Japanese Yen	170,987,546	Sell	10/07/11	2,207,000	2,217,092	(10,092)
Deutsche Bank AG	New Zealand Dollar	240,217	Sell	10/07/11	197,000	183,036	13,964
Deutsche Bank AG	Canadian Dollar	437,334	Sell	10/07/11	441,000	417,269	23,731
Deutsche Bank AG	New Zealand Dollar	203,271	Sell	10/07/11	167,000	154,885	12,115
Deutsche Bank AG	Canadian Dollar	1,325,019	Sell	10/07/11	1,351,000	1,264,227	86,773
Deutsche Bank AG	Mexican Peso	15,225,516	Sell	10/07/11	1,221,922	1,097,070	124,852
Deutsche Bank AG	Canadian Dollar	1,878,804	Sell	10/07/11	1,893,000	1,792,604	100,396
Deutsche Bank AG	Australian Dollar	973,538	Sell	10/07/11	1,014,000	941,184	72,816
Deutsche Bank AG	South African Rand	18,801,811	Sell	10/07/11	2,587,215	2,326,073	261,142
Deutsche Bank AG	South African Rand	34,450,721	Sell	10/07/11	4,740,577	4,262,085	478,492

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Australian Dollar	163,382	Sell	10/07/11	$169,000	$157,953	$11,047
Deutsche Bank AG	New Zealand Dollar	481,935	Sell	10/07/11	394,000	367,217	26,783
Deutsche Bank AG	Indian Rupee	67,345,560	Sell	10/21/11	1,473,000	1,370,699	102,301
Deutsche Bank AG	EU Euro	285,849	Sell	10/07/11	384,000	382,945	1,055
Deutsche Bank AG	Japanese Yen	196,600,576	Sell	10/07/11	2,574,000	2,549,201	24,799
Deutsche Bank AG	EU Euro	1,599,964	Sell	10/07/11	2,192,000	2,143,432	48,568
Deutsche Bank AG	Japanese Yen	10,934,123	Sell	10/07/11	143,000	141,776	1,224
Deutsche Bank AG	Hungarian Forint	179,688,060	Sell	10/07/11	841,000	821,082	19,918
Deutsche Bank AG	EU Euro	233,251	Sell	10/07/11	318,000	312,481	5,519
Deutsche Bank AG	Canadian Dollar	434,560	Sell	10/07/11	438,000	414,622	23,378
Deutsche Bank AG	EU Euro	1,598,818	Sell	10/07/11	2,191,000	2,141,897	49,103
Deutsche Bank AG	EU Euro	209,072	Sell	10/07/11	288,000	280,088	7,912
Deutsche Bank AG	Mexican Peso	2,433,730	Sell	10/07/11	187,000	175,362	11,638
Deutsche Bank AG	EU Euro	1,582,927	Sell	10/07/11	2,198,000	2,120,608	77,392
Deutsche Bank AG	Norwegian Krone	6,246,320	Sell	10/21/11	1,073,000	1,062,963	10,037
Deutsche Bank AG	Japanese Yen	25,123,947	Sell	10/07/11	328,000	325,767	2,233
Deutsche Bank AG	Canadian Dollar	142,628	Sell	10/07/11	144,000	136,085	7,915
Deutsche Bank AG	Norwegian Krone	1,514,878	Sell	10/21/11	260,000	257,793	2,207
Deutsche Bank AG	British Pound	168,709	Sell	10/21/11	261,000	263,028	(2,028)
Deutsche Bank AG	Norwegian Krone	2,945,398	Sell	10/21/11	521,000	501,231	19,769
Deutsche Bank AG	British Pound	852,768	Sell	10/21/11	1,334,000	1,329,521	4,479
Deutsche Bank AG	Swedish Krona	8,811,108	Sell	10/21/11	1,315,000	1,282,717	32,283
Deutsche Bank AG	Norwegian Krone	1,052,165	Sell	10/21/11	188,000	179,052	8,948
Deutsche Bank AG	Philippine Peso	83,394,330	Sell	11/18/11	1,903,980	1,902,182	1,798
Deutsche Bank AG	Indonesian Rupiah	1,652,764,920	Sell	10/21/11	190,784	187,661	3,123
Deutsche Bank AG	Singapore Dollar	1,868,804	Sell	12/16/11	1,478,588	1,429,144	49,444
HSBC	EU Euro	3,400,000	Sell	10/07/11	4,846,670	4,554,896	291,774
HSBC	Hungarian Forint	222,981,360	Sell	10/07/11	1,176,000	1,018,911	157,089
HSBC	Brazilian Real	1,547,550	Sell	12/16/11	857,939	809,570	48,369
HSBC	Brazilian Real	4,276,409	Sell	12/16/11	2,454,673	2,237,118	217,555
HSBC	South African Rand	19,524,240	Sell	10/07/11	2,620,000	2,415,449	204,551
HSBC	British Pound	325,394	Sell	10/21/11	510,000	507,311	2,689
HSBC	Norwegian Krone	10,005,780	Sell	10/21/11	1,734,000	1,702,727	31,273
HSBC	Colombian Peso	1,321,892,080	Sell	10/21/11	700,600	684,050	16,550
HSBC	Peruvian Nuevo Sol	513,514	Sell	10/21/11	186,868	184,615	2,253
HSBC	Colombian Peso	3,041,726,629	Sell	10/21/11	1,631,215	1,574,027	57,188
HSBC	South Korean Won	449,487,500	Sell	11/18/11	385,000	380,377	4,623
HSBC	South Korean Won	685,299,860	Sell	11/18/11	594,801	579,932	14,869
HSBC	Polish Zloty	2,689,757	Sell	11/18/11	833,000	807,799	25,201
HSBC	Brazilian Real	4,099,288	Sell	12/16/11	2,272,585	2,144,461	128,124
HSBC	Brazilian Real	7,587,194	Sell	12/16/11	4,355,075	3,969,089	385,986
JPMorgan Chase & Co.	EU Euro	1,616,313	Sell	10/07/11	2,206,000	2,165,334	40,666
JPMorgan Chase & Co.	EU Euro	2,141,000	Sell	10/07/11	2,934,095	2,868,244	65,851
JPMorgan Chase & Co.	Japanese Yen	42,404,916	Sell	10/07/11	552,000	549,839	2,161
JPMorgan Chase & Co.	Japanese Yen	20,709,754	Sell	10/07/11	268,000	268,531	(531)
JPMorgan Chase & Co.	New Zealand Dollar	213,488	Sell	10/07/11	175,000	162,670	12,330
JPMorgan Chase & Co.	Canadian Dollar	289,371	Sell	10/07/11	290,000	276,095	13,905
JPMorgan Chase & Co.	Australian Dollar	368,639	Sell	10/07/11	386,000	356,388	29,612
JPMorgan Chase & Co.	Mexican Peso	5,099,963	Sell	10/07/11	406,000	367,476	38,524
JPMorgan Chase & Co.	EU Euro	428,778	Sell	10/07/11	610,000	574,424	35,576
JPMorgan Chase & Co.	Japanese Yen	101,650,630	Sell	10/07/11	1,324,000	1,318,042	5,958
JPMorgan Chase & Co.	Mexican Peso	11,820,511	Sell	10/07/11	952,353	851,723	100,630
JPMorgan Chase & Co.	New Zealand Dollar	516,010	Sell	10/07/11	438,000	393,181	44,819

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	402,166	Sell	10/07/11	$574,000	$538,772	$35,228
JPMorgan Chase & Co.	Japanese Yen	40,094,663	Sell	10/07/11	522,000	519,883	2,117
JPMorgan Chase & Co.	Japanese Yen	24,019,650	Sell	10/07/11	314,000	311,448	2,552
JPMorgan Chase & Co.	Mexican Peso	15,230,517	Sell	10/07/11	1,217,759	1,097,430	120,329
JPMorgan Chase & Co.	EU Euro	32,976	Sell	10/07/11	47,914	44,177	3,737
JPMorgan Chase & Co.	Japanese Yen	75,612,495	Sell	10/07/11	986,000	980,422	5,578
JPMorgan Chase & Co.	Australian Dollar	432,960	Sell	10/07/11	449,000	418,571	30,429
JPMorgan Chase & Co.	Japanese Yen	182,492,273	Sell	10/07/11	2,377,000	2,366,267	10,733
JPMorgan Chase & Co.	Canadian Dollar	457,329	Sell	10/07/11	462,000	436,346	25,654
JPMorgan Chase & Co.	Japanese Yen	27,988,423	Sell	10/07/11	366,000	362,909	3,091
JPMorgan Chase & Co.	EU Euro	1,104,889	Sell	10/07/11	1,516,000	1,480,192	35,808
JPMorgan Chase & Co.	New Zealand Dollar	12,142	Sell	10/07/11	10,000	9,252	748
JPMorgan Chase & Co.	Mexican Peso	11,440,374	Sell	10/07/11	866,000	824,333	41,667
JPMorgan Chase & Co.	Mexican Peso	11,437,516	Sell	10/07/11	866,000	824,127	41,873
JPMorgan Chase & Co.	EU Euro	10,190	Sell	10/07/11	13,891	13,652	239
JPMorgan Chase & Co.	New Zealand Dollar	393,112	Sell	10/07/11	323,000	299,537	23,463
JPMorgan Chase & Co.	Australian Dollar	299,965	Sell	10/07/11	309,000	289,996	19,004
JPMorgan Chase & Co.	Canadian Dollar	279,705	Sell	10/07/11	284,000	266,872	17,128
JPMorgan Chase & Co.	Japanese Yen	71,292,126	Sell	10/07/11	930,000	924,402	5,598
JPMorgan Chase & Co.	British Pound	270,697	Sell	10/21/11	422,000	422,035	(35)
JPMorgan Chase & Co.	Norwegian Krone	4,429,008	Sell	10/21/11	756,000	753,703	2,297
JPMorgan Chase & Co.	Polish Zloty	2,884,113	Sell	11/18/11	915,086	866,169	48,917
Morgan Stanley	EU Euro	1,271,761	Sell	10/07/11	1,773,000	1,703,746	69,254
Morgan Stanley	Indonesian Rupiah	30,524,310,000	Sell	10/21/11	3,537,000	3,465,852	71,148
Morgan Stanley	EU Euro	1,492,394	Sell	10/07/11	2,146,827	1,999,323	147,504
Morgan Stanley	Indonesian Rupiah	17,474,080,000	Sell	10/21/11	2,015,000	1,984,077	30,923
Morgan Stanley	South Korean Won	3,772,616,929	Sell	11/18/11	3,295,150	3,192,562	102,588
Morgan Stanley	South Korean Won	475,860,000	Sell	11/18/11	412,000	402,695	9,305
UBS Warburg LLC	EU Euro	171,768	Sell	10/07/11	232,000	230,114	1,886
UBS Warburg LLC	New Zealand Dollar	208,226	Sell	10/07/11	162,000	158,661	3,339
UBS Warburg LLC	New Zealand Dollar	191,778	Sell	10/07/11	159,000	146,128	12,872
UBS Warburg LLC	Canadian Dollar	298,001	Sell	10/07/11	301,000	284,328	16,672
							$5,458,262

ING Balanced Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	8	12/15/11	$884,614	$(7,781)
Canada 10-Year Bond	53	12/19/11	6,722,235	56,137
Euro-Bund	61	12/08/11	11,154,580	(55,999)
Euro-Schatz	1	12/08/11	146,870	(215)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Gilt	69	12/28/11	$13,986,792	$107,824
S&P 500 E-Mini	49	12/16/11	2,758,700	(64,420)
Short Gilt	19	12/28/11	3,114,569	5,004
U.S. Treasury 5-Year Note	487	12/30/11	59,649,893	(116,731)
U.S. Treasury Long Bond	39	12/20/11	5,562,375	251,621
U.S. Treasury Ultra Long Bond	36	12/20/11	5,710,500	683,698
			$109,691,128	$859,138
Short Contracts
Euro-Bobl 5-Year	135	12/08/11	22,089,133	46,360
Medium Gilt	29	12/28/11	5,029,676	(18,208)
U.S. Treasury 10-Year Note	428	12/20/11	55,680,125	(561,507)
U.S. Treasury 2-Year Note	53	12/30/11	11,670,765	14,805
			$94,469,699	$(518,550)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	$44,395	$36,342	$8,053
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	21,885	18,667	3,218
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	149,913	66,785	83,128
							$216,193	$121,794	$94,399

Credit Default Swaps on Credit Indices - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	CDX.NA.HY.17	Sell	5.000	12/20/16	USD	4,250,000	(516,378)	(501,768)	(14,610)
							(516,378)	(501,768)	$(14,610)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	33.584	USD	284,000	$(103,420)	$(45,963)	$(57,457)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	33.584	USD	139,000	(50,618)	(20,622)	(29,996)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	33.584	USD	241,000	(87,761)	(35,301)	(52,460)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	33.584	USD	480,000	(174,795)	(35,285)	(139,510)
								(416,594)	(137,171)	$(279,423)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.0600% and pay a floating rate based on the 3-month AUD-BBR-BBSW Counterparty: Morgan Stanley	09/29/13	AUD	14,900,000	$12,168	$—	$12,168
Receive a fixed rate equal to 1.0400% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	09/27/13	CAD	8,200,000	12,471	—	12,471
Receive a floating rate based on the CLP-CLUFUF and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Deutsche Bank AG	08/03/13	CLP	2,964,622,000	58,504	—	58,504
Receive a floating rate based on the 6-month CLP-CHIBNOM and pay a fixed rate equal to 4.9900% Counterparty: Deutsche Bank AG	08/03/13	CLP	2,964,622,000	(87,002)	—	(87,002)
Receive a floating rate based on the 6-month EURIBOR and pay a fixed rate equal to 2.538% Counterparty: Credit Suisse First Boston	07/20/16	EUR	3,500,000	(130,490)	—	(130,490)
Receive a fixed rate equal to 2.8900% and pay a floating rate based on the 3-month ILS-TELBOR Counterparty: Morgan Stanley	09/10/13	ILS	7,400,000	8,996	—	8,996
Receive a fixed rate equal to 3.4700% and pay a floating rate based on the 3-month ILS-TELBOR Counterparty: Morgan Stanley	09/08/16	ILS	6,000,000	(7,695)	—	(7,695)
Receive a fixed rate equal to 4.3900% and pay a floating rate based on the 3-month ILS-TELBOR Counterparty: Morgan Stanley	09/09/21	ILS	1,700,000	1,460	—	1,460
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.775% Counterparty: Merrill Lynch	06/24/13	KRW	5,353,100,000	(24,385)	—	(24,385)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.830% Counterparty: Merrill Lynch	06/24/13	KRW	2,700,000,000	(14,411)	—	(14,411)
Receive a fixed rate equal to 4.8600% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Bank of America	09/17/13	MXN	34,700,000	(3,094)	—	(3,094)
Receive a fixed rate equal to 4.9050% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Bank of America	09/18/13	MXN	34,700,000	(992)	—	(992)
Receive a fixed rate equal to 4.8300% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	08/09/13	MXN	25,545,910	(2,408)	—	(2,408)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.5800% Counterparty: Citigroup, Inc.	08/05/16	MXN	22,352,672	14,639	—	14,639
Receive a fixed rate equal to 6.4800% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	07/30/21	MXN	6,386,478	(13,381)	—	(13,381)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.2900% Counterparty: Morgan Stanley	09/02/16	MXN	21,000,000	35,310	—	35,310
Receive a fixed rate equal to 6.2700% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley	08/27/21	MXN	12,000,000	(40,312)	—	(40,312)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	6,583,000	(815,865)	—	(815,865)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.750% Counterparty: Credit Suisse First Boston	09/19/14	USD	8,600,000	$13,008	$—	$13,008
Receive a fixed rate equal to 1.7188% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Credit Suisse First Boston	09/19/17	USD	5,700,000	10,737	—	10,737
Receive a fixed rate equal to 1.7213% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Credit Suisse First Boston	09/19/17	USD	1,600,000	3,202	—	3,202
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.870% Counterparty: Credit Suisse First Boston	12/24/17	USD	5,000,000	(397,801)	—	(397,801)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	9,000,000	(1,101,853)	—	(1,101,853)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.5975% Counterparty: Credit Suisse First Boston	09/19/22	USD	700,000	(13,533)	—	(13,533)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.5850% Counterparty: Credit Suisse First Boston	09/19/22	USD	1,700,000	(30,953)	—	(30,953)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.5350% Counterparty: Deutsche Bank AG	09/29/13	USD	9,200,000	7,106	—	7,106
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.7100% Counterparty: JPMorgan Chase & Co.	09/23/14	USD	7,900,000	18,919	—	18,919
Receive a fixed rate equal to 1.5930% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: JPMorgan Chase & Co.	09/23/17	USD	7,200,000	(32,362)	—	(32,362)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.3990% Counterparty: JPMorgan Chase & Co.	09/23/22	USD	2,400,000	(2,677)	—	(2,677)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.5350% Counterparty: Morgan Stanley	09/30/13	USD	13,800,000	10,712	—	10,712
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.007% Counterparty: Morgan Stanley	09/27/14	USD	18,000,000	43,400	—	43,400
Receive a fixed rate equal to 1.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	09/27/17	USD	15,800,000	(136,633)	—	(136,633)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.022% Counterparty: Morgan Stanley	09/27/22	USD	4,500,000	62,543	—	62,543
				$(2,542,672)	$—	$(2,542,672)

ING Balanced Portfolio Written OTC Options on September 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
1,600,000	Deutsche Bank AG	EUR vs JPY Currency Call Option	106 .000	EUR	11/17/11	$39,248	$(29,010)
2,200,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1 .405	USD	11/17/11	14,030	(2,101)
4,400,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1 .410	USD	11/17/11	56,919	(23,314)
		Total Written OTC Options				$110,197	$(54,425)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Credit contracts	$(716,779)
Foreign exchange contracts	1,466,585
Interest rate contracts	(2,202,084)
Total	$(1,452,278)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011